NOTE 8- STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8- STOCKHOLDERS' EQUITY

Common Stock

For the six months ended June 30, 2012, the Company issued and cancelled common stock as follows:

(a)	8,265,667 shares with 4,132,833 warrants issued for cash pursuant to a private placement stock offering.
(b)	5,000 shares issued for the exercise stock warrants.
(c)	255,229 shares issued pursuant to employment agreements.
(d)	482,500 shares issued pursuant to consulting agreements.
(e)	66,047 shares issued as 401K Safe Harbor match.
(f)	10,350 shares issued as conversion of convertible notes payable.
(g)	2,620,083 shares cancelled in accordance with separation agreements with former officers and directors.

At June 30, 2012, the Company had a liability to issue stock for a value of $330,396.  The balance was comprised of shares to be issued from proceeds received from a private placement offering.  At December 31, 2011, the Company had a liability to issue stock for a value of $451,646.  The balance was comprised of shares to be issued in 2012 from proceeds received from a private placement offering.